UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Mid Cap Value Fund April 30, 2013 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Mid Cap Value Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	4
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
About the organization	32

Unless otherwise noted, views expressed herein are current as of April 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2012 to April 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/12	4/30/13	Expense Ratio	11/1/12 to 4/30/13*
Actual Fund return†
Class A	$1,000.00	$1,160.60	1.25%	$6.70
Class C	1,000.00	1,156.20	2.00%	10.69
Class R	1,000.00	1,158.90	1.50%	8.03
Institutional Class	1,000.00	1,162.00	1.00%	5.36
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.25%	$6.26
Class C	1,000.00	1,014.88	2.00%	9.99
Class R	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation and
top 10 equity holdings
Delaware Mid Cap Value Fund	As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	95.15%
Basic Industry	9.27%
Business Services	1.35%
Capital Spending	8.13%
Consumer Cyclical	4.67%
Consumer Services	9.69%
Consumer Staples	4.25%
Energy	10.06%
Financial Services	19.53%
Healthcare	6.85%
Real Estate	3.68%
Technology	11.30%
Transportation	2.11%
Utilities	4.26%
Short-Term Investments	4.69%
Total Value of Securities	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Ensco Class A	2.23%
Celanese Class A	2.02%
Comerica	2.02%
Whiting Petroleum	1.98%
Regal Beloit	1.91%
Torchmark	1.90%
Cytec Industries	1.87%
American Financial Group	1.84%
Fiserv	1.76%
Grace (W.R.)	1.73%

Statement of net assets
Delaware Mid Cap Value Fund	April 30, 2013 (Unaudited)

	Number of shares	Value
Common Stock – 95.15%
Basic Industry – 9.27%
Albemarle	5,900	$361,375
Celanese Class A	9,100	449,631
Cytec Industries	5,700	415,302
FMC	3,400	206,380
† Grace (W.R.)	5,000	385,550
† Owens-Illinois	9,300	244,404
		2,062,642
Business Services – 1.35%
Brink’s	3,900	103,389
Manpower	3,700	196,692
		300,081
Capital Spending – 8.13%
Cummins	2,300	244,697
Eaton	4,500	276,345
Gardner Denver	2,200	165,198
ITT	1,400	38,640
KBR	9,700	291,776
Regal Beloit	5,400	424,548
† United Rentals	7,000	368,270
		1,809,474
Consumer Cyclical – 4.67%
† BorgWarner	3,300	257,961
Horton (D.R.)	10,100	263,408
Johnson Controls	6,300	220,563
Newell Rubbermaid	11,300	297,642
		1,039,574
Consumer Services – 9.69%
American Eagle Outfitters	8,900	173,105
† Big Lots	5,800	211,236
Gap	4,100	155,759
Hasbro	4,900	232,113
Macy’s	7,700	343,420
Meredith	3,900	151,398
PETsMART	1,400	95,536
Staples	16,400	217,136
Starwood Hotels & Resorts Worldwide	1,800	116,136

	Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
Tiffany	2,400	$176,832
VF	1,600	285,152
		2,157,823
Consumer Staples – 4.25%
Beam	2,700	174,717
Dr Pepper Snapple Group	5,700	278,331
Reynolds American	6,600	312,972
Tyson Foods Class A	7,300	179,799
		945,819
Energy – 10.06%
Ensco Class A	8,600	496,048
Helmerich & Payne	5,400	316,548
† Newfield Exploration	10,200	222,258
† Rowan	5,600	182,168
† Superior Energy Services	9,100	251,069
Tesoro	6,200	331,080
† Whiting Petroleum	9,900	440,550
		2,239,721
Financial Services – 19.53%
American Financial Group	8,500	410,295
Associated Banc-Corp	9,600	136,992
Bank of Hawaii	4,200	200,298
Berkley (W.R.)	7,400	321,308
Comerica	12,400	449,500
East West Bancorp	15,200	369,816
First Horizon National	19,495	202,748
Hancock Holding	9,600	261,792
HCC Insurance Holdings	7,600	323,760
Loews	1,900	84,873
Raymond James Financial	6,800	281,656
Reinsurance Group of America	5,600	350,280
Torchmark	6,800	422,076
Validus Holdings	9,479	365,984
Zions Bancorporation	6,700	164,954
		4,346,332

Statement of net assets
Delaware Mid Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Healthcare – 6.85%
†	Actavis	2,000	$211,460
	Becton, Dickinson	2,700	254,610
	McKesson	3,200	338,624
	Omnicare	2,600	113,802
	Service Corp. International	18,200	307,216
	Universal Health Services Class B	4,500	299,655
			1,525,367
Real Estate – 3.68%
	Boston Properties	1,600	175,088
	Brandywine Realty Trust	11,600	173,188
	Highwoods Properties	8,400	344,652
	Kimco Realty	5,300	126,034
			818,962
Technology – 11.30%
†	Adobe Systems	5,000	225,400
	Agilent Technologies	6,900	285,936
†	Avnet	9,400	307,850
†	Compuware	23,100	277,200
†	Fiserv	4,300	391,773
	Marvell Technology Group	16,400	176,464
†	Symantec	4,800	116,640
†	Synopsys	10,600	377,042
†	Teradyne	9,000	147,960
	Thermo Fisher Scientific	2,600	209,768
			2,516,033
Transportation – 2.11%
	Canadian National Railway	2,200	215,556
	CSX	10,300	253,277
			468,833
Utilities – 4.26%
	Edison International	5,000	269,000
	PPL	5,500	183,590
	Public Service Enterprise Group	5,900	215,999
	Wisconsin Energy	6,200	278,628
			947,217
Total Common Stock (cost $16,169,565)			21,177,878

	Principal amount	Value
Short-Term Investments – 4.69%
≠Discount Note – 0.42%
Federal Home Loan Bank 0.085% 5/24/13	$93,519	$93,518
		93,518
Repurchase Agreements – 2.63%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $148,310
(collateralized by U.S. Government obligations
4.50% 5/15/38; market value $151,276)	148,309	148,309
BNP Paribas 0.14%, dated 4/30/13, to be repurchased
on 5/1/13, repurchase price $437,692 (collateralized
by U.S. Government obligations 0.25%-0.875%
3/31/15-1/31/17; market value $446,444)	437,691	437,691
		586,000
≠U.S. Treasury Obligations – 1.64%
U.S. Treasury Bills
0.03% 5/30/13	205,431	205,428
0.065% 5/9/13	159,984	159,983
		365,411
Total Short-Term Investments (cost $1,044,922)		1,044,929

Total Value of Securities – 99.84%
(cost $17,214,487)		22,222,807
Receivables and Other Assets
Net of Liabilities – 0.16%		34,569
Net Assets Applicable to 2,083,414
Shares Outstanding – 100.00%		$22,257,376

Net Asset Value – Delaware Mid Cap Value Fund
Class A ($1,518,080 / 142,195 Shares)		$10.68
Net Asset Value – Delaware Mid Cap Value Fund
Class C ($295,446 / 28,204 Shares)		$10.48
Net Asset Value – Delaware Mid Cap Value Fund
Class R ($22,890 / 2,144 Shares)		$10.68
Net Asset Value – Delaware Mid Cap Value Fund
Institutional Class ($20,420,960 / 1,910,871 Shares)		$10.69

Statement of net assets
Delaware Mid Cap Value Fund

Components of Net Assets at April 30, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$17,340,312
Undistributed net investment income	23,222
Accumulated net realized loss	(114,478)
Net unrealized appreciation of investments	5,008,320
Total net assets	$22,257,376

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Mid Cap Value Fund
Net asset value Class A (A)	$10.68
Sales charge (5.75% of offering price) (B)	0.65
Offering price	$11.33

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Mid Cap Value Fund	Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends	$188,445
Interest	424
Foreign tax withheld	(263)
188,606

Expenses:
Management fees	75,414
Dividend disbursing and transfer agent fees and expenses	30,251
Registration fees	29,303
Legal fees	11,616
Audit and tax	5,937
Reports and statements to shareholders	5,300
Dues and services	4,483
Accounting and administration expenses	3,901
Distribution expenses – Class A	2,196
Distribution expenses – Class C	1,398
Distribution expenses – Class R	57
Pricing fees	1,350
Trustees’ fees	462
Custodian fees	251
Insurance fees	191
Consulting fees	105
Trustees’ expenses	36
172,251
Less fees waived	(68,097)
Less waived distribution expenses – Class A	(366)
Less waived distribution expenses – Class R	(10)
Less expense paid indirectly	(7)
Total operating expenses	103,771
Net Investment Income	84,835

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(86,558)
Foreign currencies	12
Foreign currency exchange contracts	(8)
Net realized loss	(86,554)
Net change in unrealized appreciation (depreciation) of investments	2,972,770
Net Realized and Unrealized Gain	2,886,216

Net Increase in Net Assets Resulting from Operations	$2,971,051

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Mid Cap Value Fund

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$84,835	$110,136
Net realized gain (loss)	(86,554)	626,474
Net change in unrealized appreciation (depreciation)	2,972,770	629,180
Net increase in net assets resulting from operations	2,971,051	1,365,790

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,898)	(1,320)
Class R	(52)	—
Institutional Class	(132,915)	(59,287)

Net realized gain:
Class A	(45,641)	—
Class C	(7,614)	—
Class R	(477)	—
Institutional Class	(472,019)	—
	(667,616)	(60,607)

Capital Share Transactions:
Proceeds from shares sold:
Class A	257,429	1,174,061
Class C	36,398	120,764
Class R	4,799	6,084
Institutional Class	2,812,249	3,534,744

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	54,498	1,222
Class C	7,613	—
Class R	528	—
Institutional Class	604,908	59,256
	3,778,422	4,896,131

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(723,286)	$(388,567)
Class C	(68,270)	(51,759)
Class R	(533)	(10,335)
Institutional Class	(1,707,190)	(2,826,400)
	(2,499,279)	(3,277,061)
Increase in net assets derived from capital share transactions	1,279,143	1,619,070
Net Increase in Net Assets	3,582,578	2,924,253

Net Assets:
Beginning of period	18,674,798	15,750,545
End of period (including undistributed net
investment income of $23,222 and $80,248, respectively)	$22,257,376	$18,674,798

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended				2/1/08[2]
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	to
(Unaudited)					10/31/08
$9.520	$8.790	$8.480	$6.770	$5.920	$8.500

0.031	0.038	0.011	0.023	0.051	0.009
1.460	0.705	0.319	1.726	0.830	(2.589)
1.491	0.743	0.330	1.749	0.881	(2.580)

(0.054)	(0.013)	(0.020)	(0.039)	(0.031)	—
(0.277)	—	—	—	—	—
(0.331)	(0.013)	(0.020)	(0.039)	(0.031)	—

$10.680	$9.520	$8.790	$8.480	$6.770	$5.920

16.06%	8.47%	3.88%	25.92%	15.02%	(30.35% )

$1,518	$1,779	$892	$567	$298	$70
1.25%	1.25%	1.25%	1.25%	1.25%	1.08%

1.98%	2.07%	2.29%	2.60%	2.96%	3.75%
0.63%	0.40%	0.12%	0.30%	0.88%	0.54%

(0.10% )	(0.42% )	(0.92% )	(1.05% )	(0.83% )	(2.13% )
8%	12%	19%	17%	23%	19%

Financial highlights
Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended							7/1/08[2]
4/30/13[1]	10/31/12		10/31/11		10/31/10		10/31/09	to
(Unaudited)								10/31/08
$9.330	$8.670		$8.410		$6.730		$5.910	$8.230

(0.006)	(0.032)		(0.058)		(0.035)		0.005	(0.028)
1.433	0.692		0.318		1.715		0.823	(2.292)
1.427	0.660		0.260		1.680		0.828	(2.320)

—	—		—		—		(0.008)	—
(0.277)	—		—		—		—	—
(0.277)	—		—		—		(0.008)	—

$10.480	$9.330		$8.670		$8.410		$6.730	$5.910

15.62%	7.61%		3.09%		24.96%		14.04%	(28.19%	)

$295	$287		$205		$119		$70	$1
2.00%	2.00%		2.00%		2.00%		2.00%	2.00%

2.68%	2.77%		2.99%		3.30%		3.66%	4.08%
(0.12% )	(0.35%	)	(0.63%	)	(0.45%	)	0.13%	(0.59%	)

(0.80% )	(1.12%	)	(1.62%	)	(1.75%	)	(1.53% )	(2.67%	)
8%	12%		19%		17%		23%	19%	[5]

5 Portfolio turnover is representative of the Fund for the period Feb. 1, 2008 through Oct. 31, 2008.

Financial highlights
Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended						7/1/08[2]
4/30/13[1]	10/31/12		10/31/11	10/31/10		10/31/09	to
(Unaudited)							10/31/08
$9.510	$8.790		$8.500	$6.760		$5.920	$8.230

0.019	0.014		(0.012)	0.005		0.037	(0.005)
1.458	0.706		0.306	1.759		0.828	(2.305)
1.477	0.720		0.294	1.764		0.865	(2.310)

(0.030)	—		(0.004)	(0.024)		(0.025)	—
(0.277)	—		—	—		—	—
(0.307)	—		(0.004)	(0.024)		(0.025)	—

$10.680	$9.510		$8.790	$8.500		$6.760	$5.920

15.89%	8.19%		3.46%	26.15%		14.72%	(28.07%	)

$23	$16		$19	$—	[5]	$— [5]	$—	[5]
1.50%	1.50%		1.50%	1.50%		1.50%	1.50%

2.28%	2.37%		2.59%	2.90%		3.26%	3.87%
0.38%	0.15%		(0.13% )	0.05%		0.63%	(0.09%	)

(0.40% )	(0.72%	)	(1.22% )	(1.35%	)	(1.13% )	(2.27%	)
8%	12%		19%	17%		23%	19%	[6]

[5] Net assets are less than $500.
[6] Portfolio turnover is representative of the Fund for the period Feb. 1, 2008 through Oct. 31, 2008.

Financial highlights
Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended				2/1/08[2]
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	to
(Unaudited)					10/31/08
$9.540	$8.810	$8.500	$6.780	$5.920	$8.500

0.044	0.061	0.034	0.042	0.066	0.034
1.461	0.705	0.317	1.733	0.832	(2.614)
1.505	0.766	0.351	1.775	0.898	(2.580)

(0.078)	(0.036)	(0.041)	(0.055)	(0.038)	—
(0.277)	—	—	—	—	—
(0.355)	(0.036)	(0.041)	(0.055)	(0.038)	—

$10.690	$9.540	$8.810	$8.500	$6.780	$5.920

16.20%	8.73%	4.10%	26.31%	15.34%	(30.35% )

$20,421	$16,593	$14,635	$12,497	$9,035	$9,085
1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

1.68%	1.77%	1.99%	2.30%	2.66%	3.50%
0.88%	0.65%	0.37%	0.55%	1.13%	0.62%

0.20%	(0.12% )	(0.62% )	(0.75% )	(0.53% )	(1.88% )
8%	12%	19%	17%	23%	19%

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2013 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009 – Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and

Notes to financial statements
Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2013, the Fund earned $7 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 1.00% of average daily net assets of the Fund through Feb. 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2013, the Fund was charged $488 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through Feb. 28, 2014 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50% respectively, of average daily net assets.

At April 30, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$1,908
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	452
Distribution fees payable to DDLP	551
Other expenses payable to DMC and affiliates*	196

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2013, the Fund was charged $320 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2013, DDLP earned $642 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2013, DDLP received gross CDSC commissions of $10 on redemption of the Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Mid Cap Value Fund

3. Investments

For the six months ended April 30, 2013, the Fund made purchases of $1,864,836 and sales of $1,620,596 of investment securities other than short-term investments.

At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments for federal income tax purposes was $17,226,655. At April 30, 2013, the net unrealized appreciation was $4,996,152, of which $5,534,190 related to unrealized appreciation of investments and $538,038 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Total
Common Stock	$21,177,878	$—	$21,177,878
Short-Term Investments	—	1,044,929	1,044,929
Total	$21,177,878	$1,044,929	$22,222,807

During the six months ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2013 and the year ended October 31, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/13*	10/31/12
Ordinary income	$141,865	$60,607
Long-term capital gain	525,751	—
Total	$667,616	$60,607

*Tax information for the six months ended April 30, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$17,340,312
Undistributed ordinary income	23,222
Realized losses 11/1/12 – 4/30/13	(102,310)
Unrealized appreciation	4,996,152
Net assets	$22,257,376

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Notes to financial statements
Delaware Mid Cap Value Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2013, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$4
Accumulated net realized loss	1,563
Paid-in capital	(1,567)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
Shares sold:
Class A	25,026	126,598
Class C	3,553	12,902
Class R	468	657
Institutional Class	278,194	374,510

Shares issued upon reinvestment of dividends and distributions:
Class A	5,683	139
Class C	807	—
Class R	55	—
Institutional Class	63,011	6,764
	376,797	521,570

Shares redeemed:
Class A	(75,377)	(41,331)
Class C	(6,945)	(5,725)
Class R	(50)	(1,106)
Institutional Class	(170,142)	(301,990)
	(252,514)	(350,152)
Net increase	124,283	171,418

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of April 30, 2013 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit

Notes to financial statements
Delaware Mid Cap Value Fund

8. Securities Lending (continued)

(non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the six months ended April 30, 2013, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS I

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2013